PROPERTY, PLANT AND EQUIPMENT - Disclosure Of Detailed Information About Acquisition In Property, Plant And Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 529,261
Ending balance	638,627	$ 529,261
Exploration, evaluation and pre-development properties
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	208,035	223,220
Additions	83,707	241
Change in estimate of environmental provision	(2,508)	(22,608)
Transfers	0	7,182
Ending balance	289,234	208,035
McCoy-Cove, Nevada | Exploration, evaluation and pre-development properties
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	61,203	54,105
Additions	5,489	0
Change in estimate of environmental provision	(535)	(84)
Transfers	0	7,182
Ending balance	66,157	61,203
Ruby Hill Mining Company LLC | Exploration, evaluation and pre-development properties
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	92,889	103,594
Additions	0	0
Change in estimate of environmental provision	(813)	(10,705)
Transfers	0	0
Ending balance	92,076	92,889
Lone Tree, Nevada | Exploration, evaluation and pre-development properties
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	52,533	65,521
Additions	0	0
Change in estimate of environmental provision	(1,123)	(12,988)
Transfers	0	0
Ending balance	51,410	52,533
Argenta, Nevada | Exploration, evaluation and pre-development properties
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,410	0
Additions	0	241
Change in estimate of environmental provision	(37)	1,169
Transfers	0	0
Ending balance	1,373	1,410
FAD, Nevada | Exploration, evaluation and pre-development properties
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0
Additions	78,218
Change in estimate of environmental provision	0
Transfers	0
Ending balance	$ 78,218	$ 0